AMERICAN MUNICIPAL
INCOME PORTFOLIO
XAA



ANNUAL REPORT
JANUARY 31, 2002

[US BANCORP ASSET MANAGEMENT LOGO]

[US BANCORP ASSET MANAGEMENT LOGO]

AMERICAN MUNICIPAL
INCOME PORTFOLIO

FUND OBJECTIVE

High current income exempt from regular federal income tax, consistent with preservation of capital. The fund's income and capital gains may be subject to state or local tax and the federal alternative minimum tax. Investors should consult their tax advisors. As with other investment companies, there can be no assurance this fund will achieve its objective.

PRIMARY INVESTMENTS

A diverse range of municipal securities rated investment-grade or of comparable quality when purchased. These securities may include municipal-derivative securities, such as inverse floating-rate and inverse interest-only municipal securities, which may be more volatile than traditional municipal securities in certain market conditions.

NOT FDIC INSURED   NO BANK GUARANTEE   MAY LOSE VALUE

[SIDENOTE]

                  TABLE OF CONTENTS

2   Fund Overview

7   Financial Statements and Notes

17  Investments in Securities

24  Independent Auditor's Report

25  Federal Income Tax Information

26  Shareholder Update

AVERAGE ANNUAL TOTAL RETURNS
Based on net asset value for the period ended January 31, 2002

[CHART]


                                           One Year    Five Year   Since Inception
AMERICAN MUNICIPAL INCOME PORTFOLIO
(XAA, inception 6/25/1993)                 6.92%       6.55%       6.32%

Lipper General Municipal Bond Funds:
Leveraged Average                          6.18%       6.17%       5.89%

Lehman Brothers Municipal Long
Bond Index                                 6.36%       6.73%       6.43%


Average annual total returns are through January 31, 2002, and are based on the change in net asset value (NAV). They reflect the reinvestment of distributions but do not reflect sales charges. NAV-based performance is used to measure investment management results. - Average annual total returns based on the change in market price for the one-year, five-year, and since-inception periods ended January 31, 2002, were 7.77%, 9.29%, and 5.57%, respectively. These returns assume reinvestment of all distributions and reflect sales charges on those distributions described in the fund's dividend reinvestment plan, but not on initial purchases.

- PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this fund, often trade at discounts to NAV. Therefore, you may be unable to realize the full NAV of your shares when you sell. - The Lipper General Municipal Bond Funds: Leveraged Average represents the average annual total return, with distributions reinvested, of leveraged perpetual and term-trust national closed-end municipal funds as characterized by Lipper Inc. The Lehman Brothers Municipal Long Bond Index is comprised of municipal bonds with more than 22 years to maturity and an average credit quality of AA. The index is unmanaged and does not include any fees or expenses in its total return figures.

- The since-inception numbers for the Lipper Average and Lehman index are calculated from the month end following the fund's inception through January 31, 2002.

FUND OVERVIEW


MARCH 6, 2002


AMERICAN MUNICIPAL INCOME PORTFOLIO HAD A TOTAL RETURN OF 6.92%* BASED ON ITS NET ASSET VALUE FOR THE YEAR ENDED JANUARY 31, 2002. The fund's market price return was 7.77%* during the same time frame. A group of similar funds--measured by the Lipper General Municipal Bond Funds: Leveraged category--averaged a return of 6.18% during the year. The Lehman Brothers Municipal Long Bond Index, the fund's benchmark that reflects no fees or expenses, returned 6.36%.

THE FISCAL YEAR WAS MARKED BY THE FEDERAL RESERVE'S CAMPAIGN TO LOOSEN MONETARY POLICY IN AN EFFORT TO HOLD OFF A RECESSION FOR THE U.S. ECONOMY. The Fed began to lower short-term interest rates in January 2001 before the fund's fiscal year started and altogether cut the Federal Funds Rate 11 times from 6.50% to


*All returns assume reinvestment of all distributions and do not reflect sales charges, except the fund's total return based on market price, which does reflect sales charges on those distributions described in the fund's dividend reinvestment plan, but not on initial purchases. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost.

PORTFOLIO COMPOSITION
As a percentage of total assets on January 31, 2002

[GRAPH]

Utility Revenue                                      12%
Certificates of Participation                         4%
Municipal Bond Bank                                   1%
Building Revenue                                      1%
General Obligations                                  15%
Economic Development Revenue                          1%
Transportation Revenue                                7%
Water/Sewer Revenue                                   1%
Education Revenue                                     5%
Short-Term Securities                                 4%
Recreation Authority Revenue                          2%
Health Care Revenue                                  29%
Industrial Development Revenue                        1%
Other Assets                                          1%
Housing Revenue                                      16%

[SIDENOTE]

FUND MANAGEMENT

DOUG WHITE, CFA, is primarily responsible for the management of American Municipal Income Portfolio. He has 19 years of financial experience.

CATHERINE STIENSTRA assists with the management of American Municipal Income Portfolio. She has 14 years of financial experience.

1.75% before the cycle was complete in December. The cuts brought short-term rates down to their lowest level in 40 years. Despite the Fed's aggressive moves, the National Bureau of Economic Research reported later in the year that the United States had been in a recession since March 2001. However, as the fund's fiscal year came to a close, the economy was already showing signs that this recession was mild and short-lived. Short-term municipal bond rates fell drastically throughout the period, in conjunction with the cuts made by the Fed. On the other hand, long-term municipal bond rates--as measured by the Bond Buyer 40 Index--exhibited quite a bit of volatility during the fiscal year but ended at 5.45%, very close to where they began at 5.37%.

THE FUND'S FOCUS ON LONGER-DURATION BONDS AND ITS OVERWEIGHTING IN SECTORS THAT OUTPERFORMED HELPED IT TO OUTPERFORM BOTH ITS LIPPER PEERS AND THE BROAD MARKET LEHMAN BROTHERS INDEX. In an effort to generate higher tax-free income, American Municipal Income Portfolio stuck to its strategy of favoring longer-


GEOGRAPHICAL DISTRIBUTION
As a percentage of total assets on January 31, 2002


[MAP OF THE UNITED STATES]

Arizona                4%
Colorado               8%
California             2%
Georgia                9%
Hawaii                 2%
Illinois               6%
Indiana                5%
Iowa                   2%
Kansas                 1%
Kentucky               2%
Michigan               9%
Minnesota             11%
Missouri               1%
Nebraska               1%
Nevada                 3%
New Mexico             6%
New York               1%
North Dakota           2%
Ohio                   2%
South Dakota           4%
Tennessee              2%
Texas                  6%
Utah                   2%
Washington             3%
Wisconsin              3%

duration municipal bonds in its portfolio despite the volatility in long-term rates. These bonds, and in turn the fund, perform best in a steady or falling interest-rate environment. In exchange for the higher yields that they generate, longer-duration bonds typically experience more price volatility. Combined with the longer-duration bonds, the fund was also overweighted in the sectors that performed best during the period. These sectors included health care, housing, and electric utility revenue bonds.

FALLING SHORT-TERM INTEREST RATES BENEFITED THE INCOME STREAM OF THE FUND AND CONTRIBUTED TO SEVERAL COMMON SHARE DIVIDEND INCREASES. Over a period from August 2001 through February 2002, the fund's common share dividend was raised three times from 6.6 cents per share to 7.0 cents per share. The fund earned more income during this period of low short-term interest rates because borrowing costs decreased for the fund. (See page 5 for an explanation of the fund's borrowing through the issuance of preferred stock.) In addition to increasing the dividend payout, the fund also added to its dividend reserve slightly during the period. The reserve increased from 13 cents per share a year ago to more than 17 cents per share as of January 31, 2002. Keep in mind that even with our dividend reserve strategy, the fund's dividend is subject to change. However, we don't anticipate a need to decrease the dividend level unless we see a significant increase in short-term interest rates for an extended period of time.

BEGINNING IN 2001, THE MUNICIPAL MARKETPLACE EXPERIENCED A REVERSAL IN SUPPLY AND DEMAND TRENDS. After a period of declining supply of municipal bonds, supply was up 40% nationally compared to the same timeframe last year. Typically an


CREDIT QUALITY BREAKDOWN

As of January 31, 2002, according to Standard & Poor's and Moody's Investors Service

AAA/Aaa                                72%
AA/Aa                                   4%
A                                       9%
BBB/Baa                                 6%
Nonrated                                9%
------------------------------------------
                                      100%

increase in supply would cause rates for municipal bonds to rise relative to Treasury securities. However, there has also been a big increase in demand for bonds due to the volatile stock market and several new large buyers in the municipal market. This demand absorbed much of the excess supply of municipal bonds and dampened the effect on rates.

OUR MANAGEMENT STRATEGY CONTINUED TO EMPHASIZE STATE AND SECTOR DIVERSIFICATION AS A WAY TO MITIGATE RISK IN THE FUND. We owned bonds in 25 states and a number of sectors in the municipal marketplace as you can see in the charts on pages 2 and 3. We added bonds in a number of states where supply had increased and prices were favorable such as Minnesota, Colorado, Nebraska, Washington, North Dakota, and Wisconsin. Conversely, we cut back on our holdings in Texas as a decrease in supply of bonds in selected sectors lowered yields. In terms of sector allocation, we modestly increased our weighting in health care and education revenue bonds as a greater supply of attractive bonds became available. We decreased the fund's weighting in single-family housing revenue bonds due to falling interest rates and the potential for increased loan prepayments.

AS ALWAYS, WE FAVORED QUALITY IN THE FUND'S HOLDINGS TO BALANCE OUT THE RISK OF OWNING LONGER-DURATION SECURITIES. More than 90% of the fund is considered investment-grade quality as you can see from the table on page 4.
Investment-grade quality

--------------------------------------------------------------------------------

PREFERRED SHARES

The preferred shares issued by XAA pay dividends at a specified rate and has preference over common shares in the payments of dividends and the liquidation of assets. Rates paid on preferred shares are reset every seven days and are based on short-term, tax-exempt interest rates. Preferred shareholders accept these short-term rates in exchange for low credit risk (preferred shares are rated AAA by Moody's and S&P) and high liquidity (shares of preferred shares trade at par and are remarketed every seven days). The proceeds from the sale of preferred shares are invested at intermediate- and long-term tax-exempt rates. Because these intermediate- and long-term rates are normally higher than the short-term rates paid on preferred shares, common shareholders benefit by receiving higher dividends and/or an increase to the dividend reserve. However, the risk of having preferred shares is that if short-term rates rise higher than intermediate- and long-term rates, creating an inverted yield curve, common shareholders may receive a lower rate of return than if their fund did not have any preferred shares outstanding. This type of economic environment is unusual and historically has been short term in nature. Investors should also be aware that the issuance of preferred shares results in the leveraging of common shares, which increases the volatility of both the NAV of the fund and the market value of common shares.

means the quality of the bonds is in one of the four highest categories according to industry rating services such as Standard & Poor's or Moody's. An investment-grade rating means that there is minimal risk that the bond issuer will default in its timely payment of interest and principal to the fund.

WE ARE PLEASED WITH THE PORTFOLIO'S PERFORMANCE AND THE COMMON SHARE DIVIDEND INCREASES WE HAVE BEEN ABLE TO IMPLEMENT IN THIS DIFFICULT ENVIRONMENT FOR THE U.S. ECONOMY OVERALL. Although economic indicators are signaling a quick end to our country's most recent recession, we will continue to carefully monitor municipalities and the fund's holdings. Our strategy for the fund continues to focus on high-quality security selection and longer portfolio duration in order to maximize tax-exempt income for our shareholders. However, subsequent to the fund's year end, we have shortened the fund's duration slightly as we believe there is a greater risk of rates rising in 2002 as the economy picks up steam, but it remains long to its benchmark. Once again, we'd like to take the time to thank you for your investment in the American Municipal Income Portfolio.

Sincerely,

/s/ Mark Jordahl

Mark Jordahl, Chief Investment Officer
U.S. Bancorp Asset Management, Inc.

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES  January 31, 2002
.................................................................................

ASSETS:
Investments in securities, at market value* (note 2)  ......    $128,083,669
Accrued interest receivable  ...............................       1,333,579
Prepaid expenses  ..........................................          19,025
                                                                ------------
  Total assets  ............................................     129,436,273
                                                                ------------

LIABILITIES:
Preferred share distributions payable (note 3)  ............           6,775
Payable for investment securities purchased  ...............       1,449,030
Accrued investment management fee (note 5)  ................          37,959
Accrued administrative fee (note 5)  .......................          24,808
                                                                ------------
  Total liabilities  .......................................       1,518,572

Preferred shares, at liquidation value  ....................      43,500,000
                                                                ------------

  Net assets applicable to outstanding common shares  ......    $ 84,417,701
                                                                ============

COMPOSITION OF NET ASSETS:
Preferred shares, at liquidation value  ....................    $ 43,500,000
Common shares and additional paid-in capital  ..............      80,531,021
Undistributed net investment income  .......................       1,014,088
Accumulated net realized loss on investments  ..............      (3,009,081)
Unrealized appreciation of investments  ....................       5,881,673
                                                                ------------

  Total -- representing net assets applicable to common and
    preferred shares  ......................................    $127,917,701
                                                                ============

*Investments in securities at identified cost  .............    $122,201,996
                                                                ============

NET ASSET VALUE AND MARKET PRICE OF COMMON SHARES:
Net assets applicable to outstanding common shares  ........    $ 84,417,701
Common shares outstanding (authorized 200 million shares of
  $0.01 par value)  ........................................       5,756,267
Net asset value per share  .................................    $      14.67
Market price per share  ....................................    $      14.02

LIQUIDATION PREFERENCE OF PREFERRED SHARES (NOTE 3):
Net assets applicable to preferred shares  .................    $ 43,500,000
Preferred shares outstanding (authorized one million
  shares)  .................................................           1,740
Liquidation preference per share  ..........................    $     25,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2002 Annual Report  7  American Municipal Income Portfolio

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  For the Year Ended January 31, 2002
.................................................................................

INCOME:
Interest ...................................................     $6,966,273
                                                                 ----------

EXPENSES (NOTE 5):
Investment management fee  .................................        446,796
Administrative fee  ........................................        255,312
Remarketing agent fee  .....................................        110,119
Custodian fees  ............................................         19,148
Transfer agent fees  .......................................         27,858
Registration fees  .........................................         19,897
Reports to shareholders  ...................................         35,308
Directors' fees  ...........................................          3,037
Audit and legal fees  ......................................         37,073
Other expenses  ............................................         29,480
                                                                 ----------
  Total expenses  ..........................................        984,028
                                                                 ----------

  Net investment income  ...................................      5,982,245
                                                                 ----------

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain on investments in securities
  (note 4)  ................................................         52,472
Net change in unrealized appreciation or depreciation of
  investments  .............................................        622,713
                                                                 ----------

  Net gain on investments  .................................        675,185
                                                                 ----------

    Net increase in net assets resulting from
      operations  ..........................................     $6,657,430
                                                                 ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2002 Annual Report  8  American Municipal Income Portfolio

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                                                 YEAR ENDED        YEAR ENDED
                                                                  1/31/02           1/31/01
                                                              ----------------  ----------------
OPERATIONS:
Net investment income  .....................................    $  5,982,245      $  6,679,820
Net realized gain (loss) on investments  ...................          52,472          (347,896)
Net change in unrealized appreciation or depreciation of
  investments  .............................................         622,713         7,648,337
                                                                ------------      ------------

  Net increase in net assets resulting from operations  ....       6,657,430        13,980,261
                                                                ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Common share dividends  ....................................      (4,662,576)       (4,558,963)
Preferred share dividends  .................................      (1,057,676)       (1,751,094)
                                                                ------------      ------------
  Total distributions  .....................................      (5,720,252)       (6,310,057)
                                                                ------------      ------------

  Total increase in net assets  ............................         937,178         7,670,204

Net assets at beginning of year  ...........................     126,980,523       119,310,319
                                                                ------------      ------------

Net assets at end of year  .................................    $127,917,701      $126,980,523
                                                                ============      ============

Undistributed net investment income  .......................    $  1,014,088      $    753,323
                                                                ============      ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

           2002 Annual Report  9  American Municipal Income Portfolio

               NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) ORGANIZATION
.............................
                American Municipal Income Portfolio Inc. (the fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The fund invests in a diverse range of municipal securities rated investment grade or of comparable quality when purchased. These securities may include municipal derivative securities, such as inverse floating rate and inverse interest-only municipal securities. Fund shares are listed on the New York Stock Exchange under the symbol XAA.

(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
.............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the fund's Board of Directors in good faith at "fair value," that is, a price that the fund might reasonably expect to receive for the security or other asset upon its current sale.

                The current market value of certain fixed-income securities is provided by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Fixed-income securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

--------------------------------------------------------------------------------

          2002 Annual Report  10  American Municipal Income Portfolio

--------------------------------------------------------------------------------

                Pricing services value domestic and foreign equity securities (and occasionally fixed-income securities) traded on a securities exchange or Nasdaq at the last reported sale price, up to the time of valuation. If there are no reported sales of a security on the valuation date, it is valued at the mean between the published bid and asked prices reported by the exchange or Nasdaq. If there are no sales and no published bid and asked quotations for a security on the valuation date or the security is not traded on an exchange or Nasdaq, the pricing service may obtain market quotations directly from broker-dealers.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income is recognized on the ex-dividend date and interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                INVERSE FLOATERS
                As part of its investment strategy, the fund may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate (inverse floaters). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed-rate, tax-exempt securities. To the extent the fund invests in inverse floaters, the net asset value of the fund's shares may be more volatile than if the fund did not invest in such securities. At January 31, 2002, the fund had no outstanding investments in inverse floaters.

--------------------------------------------------------------------------------

          2002 Annual Report  11  American Municipal Income Portfolio

--------------------------------------------------------------------------------

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the fund's net asset value if the fund makes such purchases while remaining substantially fully invested. At January 31, 2002, the fund had entered into outstanding when-issued or forward commitments of $1,449,030.

                FEDERAL TAXES
                The fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                There are no material differences between the book and tax basis of distributable earnings at January 31, 2002, and no material differences between the book and tax basis of dividends paid during the years ended January 31, 2002 and 2001.

                On the statements of assets and liabilities, as a result of permanent book-to-tax differences, a reclassification adjustment has been made to decrease undistributed net investment income and increase accumulated net realized gain on investments by $1,228.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly for common shareholders and weekly for preferred shareholders.
--------------------------------------------------------------------------------

          2002 Annual Report  12  American Municipal Income Portfolio

--------------------------------------------------------------------------------
                Common share distributions are recorded as of the close of business on the ex-dividend date and preferred share dividends are accrued daily. Net realized gains distributions, if any, will be made at least annually. Distributions are payable in cash or, for common shareholders pursuant to the fund's dividend reinvestment plan, reinvested in additional shares of the fund's common shares. Under the dividend reinvestment plan, common shares will be purchased in the open market.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) REMARKETED
    PREFERRED
    SHARES
.............................
                American Municipal Income Portfolio has issued and, as of January 31, 2002, has outstanding 1,740 of remarketed preferred shares (870 shares in class "T" and 870 shares in class "TH")
                (RP) with a liquidation preference of $25,000 per share. The dividend rate on the RP is adjusted every seven days (on Tuesdays for class "T" and on Thursdays for class "TH"), as determined by the remarketing agent. On January 31, 2002, the annualized dividend rates were 1.03% and 1.33% for class "T" and "TH," respectively.

                RP is a registered trademark of Merrill Lynch & Company (Merrill Lynch).

--------------------------------------------------------------------------------

          2002 Annual Report  13  American Municipal Income Portfolio

--------------------------------------------------------------------------------

(4) INVESTMENT
    SECURITY
    TRANSACTIONS
.............................
                Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the year ended January 31, 2002, aggregated $10,726,280 and $12,704,654, respectively.

(5) EXPENSES
.............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the agreement), U.S. Bancorp Asset Management, Inc. (the advisor), a subsidiary of U.S. Bank National Association (U.S. Bank) and successor to First American Asset Management, manages the fund's assets and furnishes related office facilities, equipment, research, and personnel. The agreement provides the advisor with a monthly investment management fee in an amount equal to an annualized percentage of 0.35% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the fund). For its fee, the advisor provides investment advice and, in general conducts the management and investment activities of the fund.

                Pursuant to an administration agreement, U.S. Bank provides administrative services, including certain legal and shareholder services to the fund. Under this agreement, the administrator receives a monthly fee in an amount equal to an annualized rate of 0.20% of the fund's average weekly net assets (computed by subtracting liabilities, which exclude preferred shares, from the value of the total assets of the fund). For its fee, the administrator provides regulatory reporting and record-keeping services for the fund.

                REMARKETING AGENT FEE
                The fund has entered into a remarketing agreement with Merrill Lynch (the remarketing agent). The remarketing agreement provides the remarketing agent with a monthly fee in an amount equal to an annual rate of 0.25% of the fund's average amount of RP outstanding. For its fee, the remarketing agent will

--------------------------------------------------------------------------------

          2002 Annual Report  14  American Municipal Income Portfolio

--------------------------------------------------------------------------------
                remarket shares of RP tendered to it on behalf of shareholders and will determine the applicable dividend rate for each seven-day dividend period.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and remarketing agent fees, the fund is responsible for paying most other operating expenses including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal and auditing, insurance, interest, taxes, and other miscellaneous expenses. During the year ended January 31, 2002, the fund paid $19,148 for custody services to U.S. Bank.

(6) CAPITAL LOSS
    CARRYOVER
.............................
                For federal income tax purposes, the fund had capital loss carryovers at January 31, 2002, which, if not offset by subsequent capital gains, will expire on the fund's fiscal year-ends as indicated below. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expire.

  CAPITAL
    LOSS
 CARRYOVER   EXPIRATION
 ----------  ----------
 $  889,079      2003
  1,557,574      2004
    216,201      2008
    346,227      2009
 ----------
 $3,009,081
 ==========

--------------------------------------------------------------------------------

          2002 Annual Report  15  American Municipal Income Portfolio

--------------------------------------------------------------------------------

(7) FINANCIAL
    HIGHLIGHTS
.............................
                Per-share data for common shares outstanding throughout each period and selected information for each period are as follows:

AMERICAN MUNICIPAL INCOME PORTFOLIO

                                                             Year Ended January 31,
                                          -------------------------------------------------------------
                                           2002    2001    2000          1999 (g)             1998
                                          ------  ------  ------  ----------------------  -------------
PER-SHARE DATA
Net asset value, common shares,
  beginning of period ..................  $14.50  $13.17  $15.43          $15.07             $13.98
                                          ------  ------  ------          ------             ------
Operations:
  Net investment income ................    1.04    1.15    1.03            1.02               1.00
  Net realized and unrealized gains
    (losses) on investments .               0.12    1.27   (2.27)           0.36               1.12
                                          ------  ------  ------          ------             ------
    Total from operations ..............    1.16    2.42   (1.24)           1.38               2.12
                                          ------  ------  ------          ------             ------
Distributions to shareholders from net
  investment income:
  Paid to common shareholders ..........   (0.81)  (0.79)  (0.77)          (0.75)             (0.76)
  Paid to preferred shareholders .......   (0.18)  (0.30)  (0.25)          (0.27)             (0.27)
                                          ------  ------  ------          ------             ------
    Total distributions to
      shareholders .....................   (0.99)  (1.09)  (1.02)          (1.02)             (1.03)
                                          ------  ------  ------          ------             ------
Net asset value, common shares, end
  of period ............................  $14.67  $14.50  $13.17          $15.43             $15.07
                                          ======  ======  ======          ======             ======
Market value, common shares, end
  of period ............................  $14.02  $13.80  $11.75          $14.00             $13.44
                                          ======  ======  ======          ======             ======
SELECTED INFORMATION
Total return, common shares, net asset
  value (a) ............................    6.92%  16.58%  (9.88)%           7.62%            13.63%
Total return, common shares, market
  value (b) ............................    7.77%  25.44% (10.81)%          10.07%            17.53%
Net assets at end of period
  (in millions) ........................  $  128  $  127  $  119          $  132             $  130
Ratio of expenses to average weekly net
  assets applicable to common
  shares (c) ...........................    1.17%   1.23%   1.20%           1.13%              1.19%
Ratio of net investment income to
  average weekly net assets applicable
  to common shares (d)(e) ..............    5.85%   6.23%   5.49%           5.02%              5.10%
Portfolio turnover rate (excluding
  short-term securities) ...............       9%     35%     10%             19%                46%
Remarketed preferred shares outstanding
  end of period (in millions) ..........  $   44  $   44  $   44          $   44             $   44
Asset coverage per share (in
  thousands) (f) .......................  $   74  $   73  $   69          $   76             $   75
Liquidation preference and market value
  per share of remarketed preferred
  shares (in thousands) ................  $   25  $   25  $   25          $   25             $   25

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) RATIO OF EXPENSES TO TOTAL AVERAGE WEEKLY NET ASSETS IS 0.77%, 0.80%, 0.78%, 0.75%, AND 0.78% FOR THE FISCAL YEARS 2002, 2001, 2000, 1999, AND
     1998, RESPECTIVELY. DIVIDEND PAYMENTS TO PREFERRED SHAREHOLDERS ARE NOT CONSIDERED AN EXPENSE.
(d) RATIO REFLECTS TOTAL NET INVESTMENT INCOME LESS DIVIDENDS PAID TO PREFERRED SHAREHOLDERS FROM NET INVESTMENT INCOME DIVIDED BY AVERAGE WEEKLY NET ASSETS APPLICABLE TO COMMON SHARES.
(e) RATIO OF NET INVESTMENT INCOME TO TOTAL AVERAGE WEEKLY NET ASSETS IS 4.69%, 5.45%, 4.72%, 4.52%, AND 4.58% FOR THE FISCAL YEARS 2002, 2001, 2000, 1999,
     AND 1998, RESPECTIVELY.
(f)  REPRESENTS TOTAL NET ASSETS DIVIDED BY PREFERRED SHARES OUTSTANDING.
(g) EFFECTIVE AUGUST 10, 1998, THE ADVISOR CHANGED FROM PIPER CAPITAL MANAGEMENT INCORPORATED TO U.S. BANK.

--------------------------------------------------------------------------------

          2002 Annual Report  16  American Municipal Income Portfolio

INVESTMENTS IN SECURITIES
--------------------------------------------------------------------------------

AMERICAN MUNICIPAL INCOME PORTFOLIO                                  January 31, 2002
 ............................................................................................

                                                             Principal             Market
Description of Security                                        Amount            Value (a)
---------------------------------------------------------    ----------         ------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

MUNICIPAL LONG-TERM SECURITIES (96.2%):
  ARIZONA (4.1%):
    Douglas Community Housing (Callable 1/20/10 at 102),
      6.13%, 7/20/41.....................................    $1,000,000         $  1,029,660
    Gilbert Industrial Development Authority (Callable
      2/1/09 at 102), 5.85%, 2/1/19......................     1,000,000              948,070
    Pima County United School District (FGIC),
      8.38%, 7/1/13......................................     2,450,000(b)         3,267,540
                                                                                ------------
                                                                                   5,245,270
                                                                                ------------

  CALIFORNIA (2.4%):
    Duarte Redevelopment Agency (Escrowed to maturity),
      6.88%, 11/1/11.....................................     2,500,000(d)         3,082,225
                                                                                ------------

  COLORADO (7.9%):
    E-470 Public Highway, Zero-Coupon, 5.45%, 9/1/32.....    30,000,000(g)         5,510,700
    Educational and Cultural Facilities Authority Revenue
      (Callable 9/15/11 at 100), 7.25%, 9/15/30..........     1,000,000            1,025,970
    Educational and Cultural Facilities Authority Revenue
      (Callable 12/1/11 at 100), 7.25%, 12/1/30..........     2,000,000            2,052,700
    Northwest Parkway Public Highway Authority (AMBAC),
      Zero-Coupon (Callable 6/15/11 at 33.46),
      6.29%, 6/15/29.....................................     5,000,000(b)(g)        972,050
    Water Reserve and Power Development (Callable 9/1/06
      at 101), 5.90%, 9/1/16.............................       500,000              531,220
                                                                                ------------
                                                                                  10,092,640
                                                                                ------------

  GEORGIA (9.0%):
    Municipal Electrical Authority (FGIC) (Escrowed to
      maturity), 6.50%, 1/1/12...........................    10,000,000(b)(d)     11,542,400
                                                                                ------------

  HAWAII (2.0%):
    State Department of Budget and Finance,
      6.40%, 7/1/13......................................     2,415,000            2,585,064
                                                                                ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2002 Annual Report  17  American Municipal Income Portfolio

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL INCOME PORTFOLIO
(CONTINUED)

                                                             Principal             Market
Description of Security                                        Amount            Value (a)
---------------------------------------------------------    ----------         ------------
  ILLINOIS (6.0%):
    Chicago State University Revenue (MBIA) (Prerefunded
      to 12/1/04 at 102), 6.00%, 12/1/12.................    $1,000,000(b)(e)   $  1,114,140
    Health Facility Authority - Lutheran General
      Hospital, 7.00%, 4/1/08............................     1,000,000            1,132,780
    Health Facility Authority - Lutheran General
      Hospital, 7.00%, 4/1/14............................       500,000              585,785
    Kane County School District (FGIC) (Prerefunded to
      2/1/05 at 100), 5.75%, 2/1/15......................     1,000,000(b)(e)      1,080,430
    Rochelle Electric Systems (AMBAC) (Callable 5/1/06 at
      102), 5.20%, 5/1/16................................       750,000(b)           759,997
    Rockford Multifamily Housing Revenue (Callable
      1/20/08 at 102), AMT, 5.88%, 1/20/38...............     1,000,000(f)         1,002,810
    University of Illinois Auxiliary Facilities (FGIC)
      (Callable 4/1/11 at 100), 5.25%, 4/1/32............     2,000,000(b)         1,983,980
                                                                                ------------
                                                                                   7,659,922
                                                                                ------------

  INDIANA (4.9%):
    Health Facility Authority - Columbus Hospital (FSA),
      7.00%, 8/15/15.....................................     2,670,000(b)         3,213,745
    Health Facility Authority - Greenwood Village South
      (Callable 5/15/08 at 101), 5.50%, 5/15/18..........     2,280,000            2,005,009
    Municipal Bond Bank (Callable 2/1/04 at 102),
      6.00%, 2/1/16......................................     1,000,000            1,043,350
                                                                                ------------
                                                                                   6,262,104
                                                                                ------------

  IOWA (1.7%):
    Hospital Facilities Authority (Callable 2/15/10 at
      101), 6.75%, 2/15/15...............................     1,000,000            1,098,390
    Sheldon Health Care Facilities (Callable 3/1/04 at
      101), 6.15%, 3/1/16................................     1,000,000            1,016,620
                                                                                ------------
                                                                                   2,115,010
                                                                                ------------

  KANSAS (0.8%):
    Kansas City Utility Systems (FGIC) (Callable 9/1/04
      at 102), 6.25%, 9/1/14.............................     1,000,000(b)         1,094,040
                                                                                ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2002 Annual Report  18  American Municipal Income Portfolio

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL INCOME PORTFOLIO
(CONTINUED)

                                                             Principal             Market
Description of Security                                        Amount            Value (a)
---------------------------------------------------------    ----------         ------------
  KENTUCKY (2.4%):
    State Housing Authority (Callable 11/1/29 at 100),
      6.08%, 1/1/30......................................    $3,000,000         $  3,059,010
                                                                                ------------

  MICHIGAN (9.3%):
    Comstock Park Public Schools (FGIC),
      7.88%, 5/1/11......................................     3,145,000(b)(d)      3,967,292
    Hospital Financing Authority - Daughters of Charity
      (Escrowed to maturity, callable 11/1/05 at 101),
      5.25%, 11/1/15.....................................     3,000,000            3,083,190
    Kent Hospital Financial Authority (MBIA),
      7.25%, 1/15/13.....................................     4,000,000(b)(d)      4,791,800
                                                                                ------------
                                                                                  11,842,282
                                                                                ------------

  MINNESOTA (11.3%):
    Eden Prairie Multifamily Housing (Callable 1/20/08 at
      102), 5.60%, 7/20/28...............................       900,000              906,876
    Fairview Healthcare (Callable 11/15/10 at 101),
      6.38%, 11/15/29....................................     2,000,000            2,078,700
    Glencoe Health Care Facilities (Callable 4/1/11 at
      101), 7.50%, 4/1/31................................     1,000,000            1,027,240
    Minneapolis and St. Paul Metropolitan Airport
      Commission (FGIC) (Callable 1/1/10 at 101),
      5.75%, 1/1/32......................................     2,000,000(b)         2,099,420
    Minneapolis Special School District #1 (MBIA)
      (Callable 2/1/03 at 100), 5.45%, 2/1/15............     3,630,000(b)         3,655,229
    Moorhead Golf Course (Callable 12/1/08 at 100),
      5.88%, 12/1/21.....................................     2,890,000            2,892,139
    State Housing and Finance Agency (Callable 7/1/02 at
      102), AMT, 6.85%, 1/1/24...........................       770,000(f)           788,380
    Victoria Private School Facility Revenue (Callable
      9/1/09 at 100), 5.88%, 9/1/29......................     1,000,000              962,990
                                                                                ------------
                                                                                  14,410,974
                                                                                ------------

  MISSOURI (0.8%):
    St. Louis Industrial Development Authority Revenue
      (Callable 12/15/10 at 102), 6.88%, 12/15/20........     1,000,000            1,024,110
                                                                                ------------

  NEBRASKA (0.8%):
    Douglas County School District (Callable 6/15/11 at
      100), 5.00%, 12/15/22..............................     1,000,000              992,260
                                                                                ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2002 Annual Report  19  American Municipal Income Portfolio

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL INCOME PORTFOLIO
(CONTINUED)

                                                             Principal             Market
Description of Security                                        Amount            Value (a)
---------------------------------------------------------    ----------         ------------
  NEVADA (2.5%):
    Washoe County School District (MBIA) (Prerefunded to
      6/1/04 at 101), 5.75%, 6/1/12......................    $3,000,000(b)(e)   $  3,252,630
                                                                                ------------

  NEW MEXICO (6.6%):
    Mortgage Finance Authority, 6.88%, 1/1/25............     3,340,000            3,700,286
    Mortgage Finance Authority, 6.50%, 7/1/25............     2,450,000            2,616,037
    Mortgage Finance Authority, 6.75%, 7/1/25............     1,995,000            2,065,922
                                                                                ------------
                                                                                   8,382,245
                                                                                ------------

  NEW YORK (0.9%):
    New York Water and Sewer System (Crossover refunded
      to 6/15/10 at 101), 6.00%, 6/15/33.................       380,000(e)           433,994
    New York Water and Sewer System (Prerefunded to
      6/15/10 at 101), 6.00%, 6/15/33....................       620,000(e)           718,623
                                                                                ------------
                                                                                   1,152,617
                                                                                ------------

  NORTH DAKOTA (2.2%):
    Fargo Health Systems Revenue (Callable 6/1/10 at
      101), 5.63%, 6/1/31................................     1,750,000            1,790,023
    Grand Forks Health Care Facilities Revenue (MBIA)
      (Callable 3/25/02 at 102), 6.63%, 12/1/10..........     1,000,000(b)         1,024,000
                                                                                ------------
                                                                                   2,814,028
                                                                                ------------

  OHIO (2.3%):
    Franklin County Health Care Facility Revenue
      (Callable 8/15/08 at 101), 5.25%, 8/15/12..........     1,000,000              910,720
    Richland County Hospital Facilities (Callable
      11/15/10 at 101), 6.13%, 11/15/16..................     1,000,000            1,041,570
    Richland County Hospital Facilities (Callable
      11/15/10 at 101), 6.38%, 11/15/30..................     1,000,000            1,032,570
                                                                                ------------
                                                                                   2,984,850
                                                                                ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2002 Annual Report  20  American Municipal Income Portfolio

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL INCOME PORTFOLIO
(CONTINUED)

                                                             Principal             Market
Description of Security                                        Amount            Value (a)
---------------------------------------------------------    ----------         ------------
  SOUTH DAKOTA (3.6%):
    Health and Education Facilities Authority - Prairie
      Crossings (Callable at 11/1/09 at 102),
      6.00%, 11/1/19.....................................    $2,000,000         $  2,141,520
    Housing and Development Authority (Callable 5/1/04 at
      102), 5.80%, 5/1/14................................     1,185,000            1,227,482
    Sioux Falls Health Facilities - Evangelical Lutheran
      (AMBAC) (Callable 6/1/08 at 102), 5.35%, 6/1/23....     1,250,000(b)         1,254,075
                                                                                ------------
                                                                                   4,523,077
                                                                                ------------

  TENNESSEE (2.4%):
    Johnson City Health and Education Facilities
      (Callable 7/1/12 at 103), 7.50%, 7/1/33............     2,000,000            2,123,580
    Shelby County Health Education and Housing Facilities
      Board Revenue (Callable 7/1/09 at 102),
      5.50%, 7/1/20......................................     1,000,000            1,002,130
                                                                                ------------
                                                                                   3,125,710
                                                                                ------------

  TEXAS (6.2%):
    Abilene Health Facility Development (Callable 8/15/08
      at 101), 5.88%, 11/15/18...........................     1,150,000            1,016,025
    Arlington Independent School District (Callable
      2/15/05 at 100), 6.00%, 2/15/15....................       670,000              711,875
    Fort Bend Independent School District (Escrowed to
      maturity, callable 2/15/08 at 100),
      5.00%, 2/15/14.....................................     1,000,000            1,045,120
    Grand Prairie Independent School District (PSF),
      (Callable 8/15/11 at 100), 5.85%, 2/15/26..........     3,000,000(b)         3,181,230
    Houston Water Conveyance System (AMBAC),
      7.50%, 12/15/16....................................       745,000(b)           941,442
    Tarrant County Housing Finance Authority (Callable
      7/1/10 at 102), 6.88%, 7/1/30......................     1,000,000            1,044,140
                                                                                ------------
                                                                                   7,939,832
                                                                                ------------

  UTAH (1.7%):
    Nebo County School District (FGIC) (Prerefunded to
      6/15/04 at 100), 5.75%, 6/15/14....................     2,000,000(b)(e)      2,152,780
                                                                                ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2002 Annual Report  21  American Municipal Income Portfolio

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL INCOME PORTFOLIO
(CONTINUED)

                                                             Principal             Market
Description of Security                                        Amount            Value (a)
---------------------------------------------------------    ----------         ------------
  WASHINGTON (1.6%):
    Douglas County Public Utility District (MBIA)
      (Callable 1/1/05 at 102), 6.00%, 1/1/15............    $1,000,000(b)      $  1,078,370
    State Public Power Supply (Callable 7/1/08 at 102),
      5.13%, 7/1/18......................................     1,000,000              995,020
                                                                                ------------
                                                                                   2,073,390
                                                                                ------------

  WISCONSIN (2.8%):
    Health and Education Facilities - Beloit Hospital
      (Callable 7/1/03 at 102), 5.90%, 7/1/11............       625,000              626,456
    State Health and Educational Facility Authority
      Revenue (Callable 11/15/08 at 102),
      5.75%, 11/15/27....................................     1,800,000            1,453,050
    State Health and Educational Facility Authority
      Revenue (Callable 2/15/02 at 100),
      5.75%, 8/15/30.....................................     1,500,000            1,452,990
                                                                                ------------
                                                                                   3,532,496
                                                                                ------------

      Total Municipal Long-Term Securities
        (cost: $117,159,298).............................                        123,040,971
                                                                                ------------
MUNICIPAL SHORT-TERM SECURITIES (1.7%):
  WASHINGTON (1.7%):
    State Health Care Facilities Authority Revenue,
      1.50%, 1/1/29......................................       195,000(c)           195,000
    State Health Care Facilities Authority Revenue,
      1.50%, 1/1/18......................................     2,000,000(c)         2,000,000
                                                                                ------------
                                                                                   2,195,000
                                                                                ------------

      Total Municipal Short-Term Securities
        (cost: $2,195,000)...............................                          2,195,000
                                                                                ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------

          2002 Annual Report  22  American Municipal Income Portfolio

--------------------------------------------------------------------------------

AMERICAN MUNICIPAL INCOME PORTFOLIO
(CONTINUED)

                                                                                   Market
Description of Security                                        Shares            Value (a)
---------------------------------------------------------    ----------         ------------
RELATED PARTY MONEY MARKET FUND (2.2%):
    First American Tax Free Obligations Fund
      (cost: $2,847,698).................................     2,847,698(h)      $  2,847,698
                                                                                ------------

      Total Investments in Securities
        (cost: $122,201,996) (i).........................                       $128,083,669
                                                                                ============

Notes to Investments in Securities:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE NOTES TO FINANCIAL STATEMENTS.
(b)  PORTFOLIO ABBREVIATIONS AND DEFINITIONS:
     AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
     FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
     FSA -- FINANCIAL SECURITY ASSURANCE
     MBIA -- MUNICIPAL BOND INSURANCE ASSOCIATION
     PSF -- PERMANENT SCHOOL FUND
(c) FLOATING OR VARIABLE RATE OBLIGATION MATURING IN MORE THAN ONE YEAR. THE INTEREST RATE, WHICH IS BASED ON SPECIFIC, OR AN INDEX OF, MARKET INTEREST RATES, IS SUBJECT TO CHANGE PERIODICALLY AND IS THE EFFECTIVE RATE ON JANUARY 31, 2002. THIS INSTRUMENT MAY ALSO HAVE A DEMAND FEATURE WHICH ALLOWS THE RECOVERY OF PRINCIPAL AT ANY TIME, OR AT SPECIFIED INTERVALS NOT EXCEEDING ONE YEAR, ON UP TO 30 DAYS' NOTICE. MATURITY DATE SHOWN REPRESENTS FINAL MATURITY.
(d) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT AND MAY NOT BE SOLD TO THE PUBLIC. THESE SECURITIES ARE CONSIDERED ILLIQUID. THE FUND IS NOT LIMITED IN ITS ABILITY TO INVEST IN THESE ILLIQUID SECURITIES. ON JANUARY 31, 2002, THE AGGREGATE VALUE OF THESE INVESTMENTS WAS $23,383,717 OR 18.3% OF TOTAL NET ASSETS. INFORMATION REGARDING THESE SECURITIES IS AS FOLLOWS:

                                                                               DATE
                         SECURITY                                 PAR        ACQUIRED    COST BASIS
-----------------------------------------------------------   -----------   ----------   -----------
DUARTE, CA, REDEVELOPMENT AGENCY                              $ 2,500,000   9/96-2/97    $ 2,831,571
GEORGIA MUNICIPAL ELECTRICAL AUTHORITY                         10,000,000     10/95       10,811,960
COMSTOCK, MI, PARK PUBLIC SCHOOLS                               3,145,000   10/95-7/96     3,696,100
KENT, MI, HOSPITAL FINANCIAL AUTHORITY-MICHIGAN HOSPITALS       4,000,000   9/96-2/97      4,570,342

(e) PREREFUNDED ISSUES ARE BACKED BY U.S. GOVERNMENT OBLIGATIONS. CROSSOVER REFUNDED ISSUES ARE BACKED BY THE CREDIT OF THE REFUNDING ISSUER. IN BOTH CASES THE BONDS MATURE AT THE DATE AND PRICE INDICATED.
(f) AMT -- ALTERNATIVE MINIMUM TAX. AS OF JANUARY 31, 2002, THE AGGREGATE MARKET VALUE OF SECURITIES SUBJECT TO THE ALTERNATIVE MINIMUM TAX IS $1,791,190, WHICH REPRESENTS 1.4% OF NET ASSETS.
(g) FOR ZERO-COUPON INVESTMENTS, THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD ON THE DATE OF PURCHASE.
(h) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS.
(i) ON JANUARY 31, 2002, THE COST OF INVESTMENTS IN SECURITIES FOR FEDERAL INCOME TAX PURPOSES WAS $122,201,996. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:

      GROSS UNREALIZED APPRECIATION.......  $ 6,945,231
      GROSS UNREALIZED DEPRECIATION.......   (1,063,558)
                                            -----------
        NET UNREALIZED APPRECIATION.......  $ 5,881,673
                                            ===========

--------------------------------------------------------------------------------

          2002 Annual Report  23  American Municipal Income Portfolio

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

THE BOARD OF DIRECTORS AND SHAREHOLDERS
AMERICAN MUNICIPAL INCOME PORTFOLIO INC.

We have audited the accompanying statement of assets and liabilities of American Municipal Income Portfolio Inc., including the schedule of investments in securities, as of January 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended January 31, 1999, were audited by other auditors whose report dated March 12, 1999, expressed an unqualified opinion.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2002, with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of American Municipal Income Portfolio Inc. at January 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ Ernst & Young LLP

Minneapolis, Minnesota
February 26, 2002

--------------------------------------------------------------------------------

          2002 Annual Report  24  American Municipal Income Portfolio

               FEDERAL INCOME TAX INFORMATION
--------------------------------------------------------------------------------

                The following per-share information describes the federal tax treatment of distributions made during the fiscal year. Exempt-interest dividends are exempt from federal income tax and should not be included in your gross income, but need to be reported on your income tax return for informational purposes. Please consult a tax advisor on how to report these distributions at the state and local levels.

                COMMON SHARE INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.75% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS)

PAYABLE DATE                               AMOUNT
------------                              --------
February 21, 2001 ......................  $0.06600
March 28, 2001 .........................   0.06600
April 25, 2001 .........................   0.06600
May 23, 2001 ...........................   0.06600
June 27, 2001 ..........................   0.06600
July 25, 2001 ..........................   0.06600
August 22, 2001 ........................   0.06800
September 26, 2001 .....................   0.06800
October 24, 2001 .......................   0.06800
November 20, 2001 ......................   0.07000
December 18, 2001 ......................   0.07000
January 10, 2002 .......................   0.07000
                                          --------
    Total ..............................  $0.81000
                                          ========

                PREFERRED SHARE INCOME DISTRIBUTIONS
                (INCOME FROM TAX-EXEMPT SECURITIES, 99.80% QUALIFYING AS EXEMPT-INTEREST DIVIDENDS)

PAYABLE DATE                              AMOUNT
------------                              -------
Total class "T" ........................  $595.25
                                          =======
Total class "TH" .......................  $629.42
                                          =======

--------------------------------------------------------------------------------

          2002 Annual Report  25  American Municipal Income Portfolio

               SHAREHOLDER UPDATE
--------------------------------------------------------------------------------

                ANNUAL MEETING RESULTS
                An annual meeting of the fund's shareholders was held on August 27, 2001. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

                (1) The fund's preferred shareholders elected the following directors:

                                                  SHARES
                                                   VOTED                     SHARES WITHHOLDING
                                                   "FOR"                      AUTHORITY TO VOTE
                                          -----------------------  ---------------------------------------
Roger A. Gibson ........................               1,670                                   1
Leonard W. Kedrowski ...................               1,670                                   1

                (2) The fund's preferred and common shareholders, voting as a single class, elected the following directors:

                                                  SHARES
                                                   VOTED                     SHARES WITHHOLDING
                                                   "FOR"                      AUTHORITY TO VOTE
                                          -----------------------  ---------------------------------------
Robert J. Dayton .......................            5,638,434                               57,345
Andrew S. Duff .........................            5,637,531                               58,248
Andrew M. Hunter III ...................            5,639,034                               56,745
John M. Murphy, Jr. ....................            5,369,034                               56,745
Richard K. Riederer ....................            5,639,034                               56,745
Joseph D. Strauss ......................            5,639,531                               56,248
Virginia L. Stringer ...................            5,638,899                               56,880
James M. Wade ..........................            5,639,034                               56,745

                (3) The fund's preferred and common shareholders, voting as a single class ratifited the selection by the fund's Board of Directors of Ernst & Young LLP as the independent public accountants for the fund for the fiscal year ending
                    January 31, 2002. The following votes were cast regarding this matter:

 SHARES VOTED         SHARES VOTED                        BROKER
    "FOR"               "AGAINST"           ABSTENTIONS  NON-VOTES
 ------------  ---------------------------  -----------  ---------
   5,639,224                   13,490           43,064         1

--------------------------------------------------------------------------------

          2002 Annual Report  26  American Municipal Income Portfolio

--------------------------------------------------------------------------------

                TERMS AND CONDITIONS OF THE DIVIDEND REINVESTMENT PLAN
                As a shareholder, you may choose to participate in the Dividend Reinvestment Plan. It's a convenient and economical way to buy additional shares of the fund by automatically reinvesting dividends and capital gains. The plan is administered by EquiServe, the plan agent.

                ELIGIBILITY/PARTICIPATION
                You may join the plan at any time. Reinvestment of distributions will begin with the next distribution paid, provided your request is received at least 10 days before the record date for that distribution.

                If your shares are in certificate form, you may join the plan directly and have your distributions reinvested in additional shares of the fund. To enroll in this plan, call EquiServe at 1-800-543-1627. If your shares are registered in your brokerage firm's name or another name, ask the holder of your shares how you may participate.

                Banks, brokers or nominees, on behalf of their beneficial owners who wish to reinvest dividend and capital gains distributions, may participate in the plan by informing EquiServe at least 10 days before the next dividend and/or capital gains distribution.

                PLAN ADMINISTRATION
                Beginning no more than five business days before the dividend payment date, EquiServe will buy shares of the fund on the fund's primary exchange or elsewhere on the open market.

                The fund will not issue any new shares in connection with the plan. All reinvestments will be at a market price plus a pro rata share of any brokerage commissions, which may be more or less than the fund's net asset value per share. The number of shares allocated to you is determined by dividing the amount of the dividend or distribution by the applicable price per share.

--------------------------------------------------------------------------------

          2002 Annual Report  27  American Municipal Income Portfolio

--------------------------------------------------------------------------------

                There is no direct charge for reinvestment of dividends and capital gains, since EquiServe fees are paid for by the fund. However, each participant pays a pro rata portion of the brokerage commissions. Brokerage charges are expected to be lower than those for individual transactions because shares are purchased for all participants in blocks. As long as you continue to participate in the plan, distributions paid on the shares in your account will be reinvested.

                EquiServe maintains accounts for plan participants holding shares in certificate form and will furnish written confirmation of all transactions, including information you need for tax records. Reinvested shares in your account will be held by EquiServe in noncertificated form in your name.

                TAX INFORMATION
                Distributions invested in additional shares of the fund are subject to income tax, to the same extent as if received in cash. Shareholders, as required by the Internal Revenue Service, will receive Form 1099 regarding the federal tax status of the prior year's distributions.

                PLAN WITHDRAWAL
                If you hold your shares in certificate form, you may terminate your participation in the plan at any time by giving written notice to EquiServe. If your shares are registered in your brokerage firm's name, you may terminate your participation via verbal or written instructions to your investment professional. Written instructions should include your name and address as they appear on the certificate or account.

                If notice is received at least 10 days before the record date, all future distributions will be paid directly to the shareholder of record.

--------------------------------------------------------------------------------

          2002 Annual Report  28  American Municipal Income Portfolio

--------------------------------------------------------------------------------

                If your shares are issued in certificate form and you discontinue your participation in the plan, you (or your nominee) will receive an additional certificate for all full shares and a check for any fractional shares in your account.

                PLAN AMENDMENT/TERMINATION
                The fund reserves the right to amend or terminate the plan. Should the plan be amended or terminated, participants will be notified in writing at least 90 days before the record date for such dividend or distribution. The plan may also be amended or terminated by EquiServe with at least 90 days written notice to participants in the plan.

                Any questions about the plan should be directed to your investment professional or to EquiServe LP, P.O. Box 43011, Providence, RI, 02940-3011, 1-800-543-1627.

--------------------------------------------------------------------------------

          2002 Annual Report  29  American Municipal Income Portfolio

--------------------------------------------------------------------------------

              DIRECTORS AND OFFICERS OF THE FUND

                                     POSITION(S)       TERM OF OFFICE
                                         HELD           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE          WITH FUND          TIME SERVED                 DURING PAST 5 YEARS
 ---------------------------------  --------------  ---------------------  ----------------------------------------
 INDEPENDENT DIRECTORS

 Robert J. Dayton, 5140 Norwest     Director        Term expiring earlier  Retired Chief Executive Officer, Okabena
 Center, Minneapolis, Minnesota                     of death,              Company, a private family financial
 55402 (59)                                         resignation, removal,  services office; Chairman, Okabena
                                                    disqualification, or   Company Board (1989-present); Chief
                                                    successor duly         Executive Officer, Okabena Company
                                                    elected and            (1993-June 2001)
                                                    qualified. Director
                                                    of XAA since August
                                                    1998

 Roger A. Gibson, 1020 15th         Director        Term expiring earlier  Vice President, Cargo -- United
 Street, Suite 41A, Denver,                         of death,              Airlines, since July 2001; Vice
 Colorado 80202 (55)                                resignation, removal,  President, North America-Mountain Region
                                                    disqualification, or   for United Airlines (1995-2001)
                                                    successor duly
                                                    elected and
                                                    qualified. Director
                                                    of XAA since August
                                                    1998

 Andrew M. Hunter III, 537          Director        Term expiring earlier  Chairman, Hunter, Keith Industries, a
 Harrington Road, Wayzata,                          of death,              diversified manufacturing and services
 Minnesota 55391 (54)                               resignation, removal,  management company, since 1975
                                                    disqualification, or
                                                    successor duly
                                                    elected and
                                                    qualified. Director
                                                    of XAA since August
                                                    1998

 Leonard W. Kedrowski, 16 Dellwood  Director        Term expiring earlier  Owner, Executive and Management
 Avenue, Dellwood, Minnesota                        of death,              Consulting, Inc., a management
 55110 (60)                                         resignation, removal,  consulting firm, since 1992; Chief
                                                    disqualification, or   Executive Officer, Creative Promotions
                                                    successor duly         International, LLC, a promotional award
                                                    elected and            programs and products company, since
                                                    qualified. Director    1999; Board member, GC McGuiggan
                                                    of XAA since August    Corporation (dba Smyth Companies),
                                                    1998                   manufacturer of designer doors; acted as
                                                                           CEO of Graphics Unlimited from 1996-1998

 Richard K. Riederer, 741 Chestnut  Director        Term expiring earlier  Retired; President and Chief Executive
 Road, Sewickley, Pennsylvania                      of death,              Officer, Weirton Steel (1995-2001);
 15143 (57)                                         resignation, removal,  Director, Weirton Steel (1993-2001);
                                                    disqualification, or   Executive Vice President and Chief
                                                    successor duly         Financial Officer, Weirton Steel, (1994-
                                                    elected and            1995); Vice President of Finance and
                                                    qualified. Director    Chief Financial Officer, Weirton Steel
                                                    of XAA since August    (1989-1994)
                                                    2001

                                           NUMBER OF              OTHER
                                       PORTFOLIOS IN FUND     DIRECTORSHIPS
                                        COMPLEX OVERSEEN         HELD BY
      NAME, ADDRESS, AND AGE              BY DIRECTOR          DIRECTOR +
 ---------------------------------  ------------------------  -------------
 INDEPENDENT DIRECTORS
 Robert J. Dayton, 5140 Norwest     First American Funds          None
 Center, Minneapolis, Minnesota     Complex: fifteen
 55402 (59)                         registered investment
                                    companies, including
                                    seventy three portfolios
 Roger A. Gibson, 1020 15th         First American Funds          None
 Street, Suite 41A, Denver,         Complex: fifteen
 Colorado 80202 (55)                registered investment
                                    companies, including
                                    seventy three portfolios
 Andrew M. Hunter III, 537          First American Funds          None
 Harrington Road, Wayzata,          Complex: fifteen
 Minnesota 55391 (54)               registered investment
                                    companies, including
                                    seventy three portfolios
 Leonard W. Kedrowski, 16 Dellwood  First American Funds          None
 Avenue, Dellwood, Minnesota        Complex: fifteen
 55110 (60)                         registered investment
                                    companies, including
                                    seventy three portfolios
 Richard K. Riederer, 741 Chestnut  First American Funds          None
 Road, Sewickley, Pennsylvania      Complex: fifteen
 15143 (57)                         registered investment
                                    companies, including
                                    seventy three portfolios

--------------------------------------------------------------------------------

          2002 Annual Report  30  American Municipal Income Portfolio

--------------------------------------------------------------------------------

                                     POSITION(S)       TERM OF OFFICE
                                         HELD           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE          WITH FUND          TIME SERVED                 DURING PAST 5 YEARS
 ---------------------------------  --------------  ---------------------  ----------------------------------------
 Joseph D. Strauss, 8525 Edinbrook  Director        Term expiring earlier  Chairman of FAF's and FAIF's Boards from
 Crossing, Suite 5, Brooklyn Park,                  of death,              1993 to September 1997and of FASF's
 Minnesota 55443 (61)                               resignation, removal,  Board from June 1996 to September 1997;
                                                    disqualification, or   President of FAF and FAIF from June 1989
                                                    successor duly         to November 1989; Owner and Executive
                                                    elected and            Officer, ExcensusTM LLC, a consulting
                                                    qualified. Director    firm, since 2001; Owner and President,
                                                    of XAA since August    Strauss Management Company, a Minnesota
                                                    1998                   holding company for various
                                                                           organizational management business
                                                                           ventures, since 1993; Owner, Chairman
                                                                           and Chief Executive Officer, Community
                                                                           Resource Partnerships, Inc., a strategic
                                                                           planning, operations management,
                                                                           government relations, transportation
                                                                           planning and public relations
                                                                           organization, since 1993; attorney at
                                                                           law

 Virginia L. Stringer, 712 Linwood  Chair;          Chair term three       Owner and President, Strategic
 Avenue, St. Paul, Minnesota        Director        years. Director term   Management Resources, Inc., a management
 55105 (57)                                         expiring earlier of    consulting firm, since 1993; Executive
                                                    death, resignation,    Consultant for State Farm Insurance
                                                    removal,               Company since 1997; formerly President
                                                    disqualification, or   and Director, The Inventure Group, a
                                                    successor duly         management consulting and training
                                                    elected and            company; President, Scott's, Inc., a
                                                    qualified. Chair of    transportation company, and Vice
                                                    XAA's Board since      President of Human Resources, The
                                                    1999; Director of XAA  Pillsbury Company
                                                    since August 1998

 James M. Wade, 2802 Wind Bluff     Director        Term expiring earlier  Owner and President, Jim Wade Homes, a
 Circle, Wilmington, North                          of death,              homebuilding company, since 1999; Vice
 Carolina 28409 (58)                                resignation, removal,  President and Chief Financial Officer,
                                                    disqualification, or   Johnson Controls, Inc., a controls
                                                    successor duly         manufacturing company (1987- 1991)
                                                    elected and
                                                    qualified. Director
                                                    of XAA since August
                                                    2001
 INTERESTED DIRECTOR(S)

 John M. Murphy, Jr., 800 Nicollet  Director        Term expiring earlier  Executive Vice President, U.S. Bancorp
 Mall, Minneapolis, Minnesota                       of death,              since January 1999; Minnesota State
 55402 (60)*                                        resignation, removal,  Chairman -- U.S. Bancorp since 2000
                                                    disqualification, or   Chairman and Chief Investment Officer,
                                                    successor duly         First American Asset Management and U.S.
                                                    elected and            Bank Trust, N.A., and Executive Vice
                                                    qualified. Director    President, U.S. Bancorp (1991- 1999);
                                                    of XAA since August
                                                    1999

                                           NUMBER OF              OTHER
                                       PORTFOLIOS IN FUND     DIRECTORSHIPS
                                        COMPLEX OVERSEEN         HELD BY
      NAME, ADDRESS, AND AGE              BY DIRECTOR          DIRECTOR +
 ---------------------------------  ------------------------  -------------
 Joseph D. Strauss, 8525 Edinbrook  First American Funds          None
 Crossing, Suite 5, Brooklyn Park,  Complex: fifteen
 Minnesota 55443 (61)               registered investment
                                    companies, including
                                    seventy three portfolios
 Virginia L. Stringer, 712 Linwood  First American Funds          None
 Avenue, St. Paul, Minnesota        Complex: fifteen
 55105 (57)                         registered investment
                                    companies, including
                                    seventy three portfolios
 James M. Wade, 2802 Wind Bluff     First American Funds          None
 Circle, Wilmington, North          Complex: fifteen
 Carolina 28409 (58)                registered investment
                                    companies, including
                                    seventy three portfolios
 INTERESTED DIRECTOR(S)
 John M. Murphy, Jr., 800 Nicollet  First American Funds          None
 Mall, Minneapolis, Minnesota       Complex: fifteen
 55402 (60)*                        registered investment
                                    companies, including
                                    seventy three portfolios

--------------------------------------------------------------------------------

          2002 Annual Report  31  American Municipal Income Portfolio

--------------------------------------------------------------------------------

                                     POSITION(S)       TERM OF OFFICE
                                         HELD           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE          WITH FUND          TIME SERVED                 DURING PAST 5 YEARS
 ---------------------------------  --------------  ---------------------  ----------------------------------------
 OFFICERS

 Thomas S. Schreier, Jr., U.S.      President       Re-elected by the      Chief Executive Officer of U.S. Bancorp
 Bancorp Asset Management, Inc.,                    Board annually;        Asset Management, Inc. since May 2001;
 800 Nicollet Mall, Minneapolis,                    President of XAA       Chief Executive Officer of First
 Minnesota 55402 (39)**                             since February 2001    American Asset Management from December
                                                                           2000 through May 2001 and of Firstar
                                                                           Investment & Research Management Company
                                                                           from February 2001 through May 2001;
                                                                           Senior Managing Director and Head of
                                                                           Equity Research of U.S. Bancorp Piper
                                                                           Jaffray from October 1998 through
                                                                           December 2000; Senior Airline Analyst
                                                                           and Director of Equity Research of
                                                                           Credit Suisse First Boston through 1998

 Mark S. Jordahl, U.S. Bancorp      Vice            Re-elected by the      Chief Investment Officer of U.S. Bancorp
 Asset Management, Inc., 800        President --    Board annually; Vice   Asset Management, Inc. since September
 Nicollet Mall, Minneapolis,        Investments     President --           2001; President and Chief Investment
 Minnesota 55402 (41)**                             Investments of XAA     Officer, ING Investment Management --
                                                    since September 2001   Americas (September 2000 to June 2001);
                                                                           Senior Vice President and Chief
                                                                           Investment Officer, ReliaStar Financial
                                                                           Corp. (January 1998 to September 2000);
                                                                           Executive Vice President and Managing
                                                                           Director, Washington Square Advisers
                                                                           (January 1996 to December 1997); Senior
                                                                           Vice President, Private Placements,
                                                                           Washington Square Capital, Inc.
                                                                           (January 1992 to January 1996)

 Peter O. Torvik, U.S. Bancorp      Vice            Re-elected by the      Executive Vice President of U.S. Bancorp
 Asset Management, Inc., 800        President --    Board annually; Vice   Asset Management since May 2001;
 Nicollet Mall, Minneapolis,        Marketing       President --           Executive Vice President of First
 Minnesota 55402 (47)**                             Marketing of XAA       American Asset Management from February
                                                    since September 2000   2001 through May 2001; President and
                                                                           partner of DPG Group, a Florida-based
                                                                           partnership engaged in affinity
                                                                           marketing through 2000

 Jeffery M. Wilson, U.S. Bancorp    Vice            Re-elected by the      Senior Vice President of U.S. Bancorp
 Asset Management, Inc. 800         President --    Board annually; Vice   Asset Management since May 2001; Senior
 Nicollet Mall, Minneapolis,        Administration  President --           Vice President of First American Asset
 Minnesota 55402 (45)**                             Administration of XAA  Management through May 2001
                                                    since March 2000

                                           NUMBER OF              OTHER
                                       PORTFOLIOS IN FUND     DIRECTORSHIPS
                                        COMPLEX OVERSEEN         HELD BY
      NAME, ADDRESS, AND AGE              BY DIRECTOR          DIRECTOR +
 ---------------------------------  ------------------------  -------------
 OFFICERS
 Thomas S. Schreier, Jr., U.S.                 NA                  NA
 Bancorp Asset Management, Inc.,
 800 Nicollet Mall, Minneapolis,
 Minnesota 55402 (39)**
 Mark S. Jordahl, U.S. Bancorp                 NA                  NA
 Asset Management, Inc., 800
 Nicollet Mall, Minneapolis,
 Minnesota 55402 (41)**
 Peter O. Torvik, U.S. Bancorp                 NA                  NA
 Asset Management, Inc., 800
 Nicollet Mall, Minneapolis,
 Minnesota 55402 (47)**
 Jeffery M. Wilson, U.S. Bancorp               NA                  NA
 Asset Management, Inc. 800
 Nicollet Mall, Minneapolis,
 Minnesota 55402 (45)**

--------------------------------------------------------------------------------

          2002 Annual Report  32  American Municipal Income Portfolio

--------------------------------------------------------------------------------

                                     POSITION(S)       TERM OF OFFICE
                                         HELD           AND LENGTH OF              PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS, AND AGE          WITH FUND          TIME SERVED                 DURING PAST 5 YEARS
 ---------------------------------  --------------  ---------------------  ----------------------------------------
 Robert H. Nelson, U.S. Bancorp     Treasurer       Re-elected by the      Senior Vice President of U.S. Bancorp
 Asset Management, Inc., 800                        Board annually;        Asset Management since May 2001; Senior
 Nicollet Mall, Minneapolis,                        Treasurer of XAA       Vice President of First American Asset
 Minnesota 55402 (38)**                             since March 2000       Management from 1998 through May 2001
                                                                           and of Firstar Investment & Research
                                                                           Management Company from February 2001
                                                                           through May 2001; Senior Vice President
                                                                           of Piper Capital Management Inc. through
                                                                           1998

 James L. Chosy, U.S. Bancorp       Secretary       Re-elected by the      Associate General Counsel of U.S.
 Asset Management, Inc., 800                        Board annually;        Bancorp since 1996
 Nicollet Mall, Minneapolis,                        Secretary of XAA
 Minnesota 55402 (38)**                             since February 2001

 Michael J. Radmer, 50 South Sixth  Assistant       Re-elected by the      Partner, Dorsey & Whitney LLP, a
 Street, Suite 1500, Minneapolis,   Secretary       Board annually;        Minneapolis-based law firm
 Minnesota 55402 (56)                               Assistant Secretary
                                                    of XAA since March
                                                    2000; Secretary of
                                                    XAA from September
                                                    1999 through March
                                                    2000

 James D. Alt, 50 South Sixth       Assistant       Re-elected by the      Partner, Dorsey & Whitney LLP, a
 Street, Suite 1500, Minneapolis,   Secretary       Board annually;        Minneapolis-based law firm
 Minnesota 55402 (50)                               Assistant Secretary
                                                    of XAA
                                                    since September 1999

 Kathleen L. Prudhomme, 50 South    Assistant       Re-elected by the      Partner, Dorsey & Whitney LLP, a
 Sixth Street, Suite 1500,          Secretary       Board annually;        Minneapolis-based law firm
 Minneapolis, Minnesota 55402 (48)                  Assistant Secretary
                                                    of XAA
                                                    since September 1999

 Douglas G. Hess, 612 E. Michigan   Assistant       Re-elected by the      Assistant Vice President, Fund
 Street, Milwaukee, WI              Secretary       Board annually;        Compliance Administrator, U.S. Bancorp
 53202 (34)**                                       Assistant Secretary    Fund Services, LLC (FKA Firstar Mutual
                                                    of XAA since           Fund Services, LLC) since March 1997
                                                    September 2001

                                           NUMBER OF              OTHER
                                       PORTFOLIOS IN FUND     DIRECTORSHIPS
                                        COMPLEX OVERSEEN         HELD BY
      NAME, ADDRESS, AND AGE              BY DIRECTOR          DIRECTOR +
 ---------------------------------  ------------------------  -------------
 Robert H. Nelson, U.S. Bancorp                NA                  NA
 Asset Management, Inc., 800
 Nicollet Mall, Minneapolis,
 Minnesota 55402 (38)**
 James L. Chosy, U.S. Bancorp                  NA                  NA
 Asset Management, Inc., 800
 Nicollet Mall, Minneapolis,
 Minnesota 55402 (38)**
 Michael J. Radmer, 50 South Sixth             NA                  NA
 Street, Suite 1500, Minneapolis,
 Minnesota 55402 (56)
 James D. Alt, 50 South Sixth                  NA                  NA
 Street, Suite 1500, Minneapolis,
 Minnesota 55402 (50)
 Kathleen L. Prudhomme, 50 South               NA                  NA
 Sixth Street, Suite 1500,
 Minneapolis, Minnesota 55402 (48)
 Douglas G. Hess, 612 E. Michigan              NA                  NA
 Street, Milwaukee, WI
 53202 (34)**

 * MR. MURPHY IS CONSIDERED AN "INTERESTED" DIRECTOR BECAUSE OF HIS EMPLOYMENT WITH U.S. BANCORP, U.S. BANCORP ASSET MANAGEMENT (AND ITS PREDECESSOR, FIRST AMERICAN ASSET MANAGEMENT) AND U.S. BANK TRUST, NATIONAL ASSOCIATION., AND HIS OWNERSHIP OF SECURITIES ISSUED BY U.S. BANCORP.
 ** MESSRS. SCHREIER, JORDAHL, TORVIK, WILSON, NELSON, AND CHOSY ARE EACH OFFICERS OF U.S. BANCORP ASSET MANAGEMENT, INC., WHICH SERVES AS INVESTMENT ADVISOR FOR XAA. MR. HESS IS AN OFFICER OF U.S. BANCORP FUND SERVICES, LLC, WHICH IS A SUBSIDIARY OF U.S. BANCORP.
 + INCLUDES ONLY DIRECTORSHIPS OF SECURITIES EXCHANGE ACT REPORTING COMPANIES, AND REGISTERED INVESTMENT COMPANIES.
 FAF   FIRST AMERICAN FUND, INC.
 FAIF  FIRST AMERICAN INVESTMENT FUNDS, INC.
 FASF  FIRST AMERICAN STRATEGY FUNDS, INC.

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          2002 Annual Report  33  American Municipal Income Portfolio

[US BANCORP ASSET MANAGEMENT LOGO]

AMERICAN MUNICIPAL INCOME PORTFOLIO

2002 ANNUAL REPORT

U.S. Bancorp Asset Management, Inc., is a subsidiary of U.S. Bank National Association. U.S. Bank National Association is a separate entity and wholly owned subsidiary of U.S. Bancorp.



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3/2002          2062-02         XAA-AR